Mergers, Acquisitions and Disposals (Tables)	12 Months Ended
Dec. 31, 2021
Statement [Line Items]
Summary of Unaudited Pro Forma Financial Information

	For the year ended
	December 31, 2021
Total revenues	Ps.	565,838
Income before income taxes and share of the profit of equity method accounted investees		41,313
Net income		37,800
Basic net controlling interest income per share Series “B”	Ps.	1.43
Basic net controlling interest income per share Series “D”		1.78

	For the year ended
	December 31, 2020
Total revenues	Ps.	508,367
Income before income taxes and share of the profit of equity method accounted investees		20,019
Net income		4,464
Basic net controlling interest income per share Series “B”	Ps.	(0.06)
Basic net controlling interest income per share Series “D”		(0.08)

	For the year ended
	December 31, 2019
Total revenues	Ps.	516,496
Income before income taxes and share of the profit of equity method accounted investees		33,823
Net income		29,516
Basic net controlling interest income per share Series “B”	Ps.	1.11
Basic net controlling interest income per share Series “D”		1.38

Specialty's Caf & Bakery, Inc
Statement [Line Items]
Summary of Income Statement of Discontinued Operations

2020
Impairment of long-lived assets	Ps.	2,021

Acquisition Of WAXIE Sanitary Supply And North American Corporation
Statement [Line Items]
Summary of Preliminary Estimate of Fair Value of Net Assets Acquired and Reconciliation of Cash Flows

	2020
Total current assets (including cash acquired of Ps. 138)	Ps.	2,162
Customer relationships and trademark		10,698
Other non-current assets		1,954
Total assets		14,814
Total liabilities		(3,523)
Net assets acquired		11,291
Goodwill		10,241
Non-controlling interest (1)		(1,299)
Total consideration transferred in cash		20,233
Cash acquired		138
Net cash paid	Ps.	20,095
(1)Non-controlling interests were measured using the net asset value method.

Summary of Selected Income Statement for Period from Acquisition Date

Income Statement	2020
Total revenues	Ps.	11,275
Income before income taxes		525
Net income	Ps.	498

Other acquisitions
Statement [Line Items]
Summary of Preliminary Estimate of Fair Value of Net Assets Acquired and Reconciliation of Cash Flows

	2021
Total current assets (including cash acquired of Ps. 337)	Ps.	2,930
Total non-current assets		1,313
Total assets		4,243
Total liabilities		2,234
Net assets acquired		2,009
Goodwill and intangible assets pending of allocation (1)		7,940
Total consideration transferred		9,949
Cash acquired		337
Net cash paid	Ps.	9,612
(1)	Goodwill and intangible assets pending allocation would include customer relationships and trademarks which are expected to be approximately 48% of goodwill and intangible assets pending of allocation. The company estimate that the amortization expense of customer relationships during 2021 is not significant.

	2019
Total current assets (including cash acquired of Ps. 389)	Ps.	4,058
Total non-current assets		6,761
Total assets		10,819
Total liabilities		(8,178)
Net assets acquired		2,641
Goodwill (1)		5,219
Non-controlling interest (2)		(53)
Total consideration transferred		7,807
Amount to be paid		147
Cash acquired		389
Net cash paid		7,271
(1)As a result of the purchase price allocation which was finalized in 2020, additional fair value adjustments from those recognized in 2019 have been recognized as follows: an increase in total net assets of Ps. 1,460 (from which Ps. 908 are customer relationships and Ps. 389 trademark rights), a decrease in goodwill of Ps. 1,323 and an additional consideration transferred during 2020 of Ps. 137.
(2)Non-controlling interests were measured using the net asset value method.

Summary of Selected Income Statement for Period from Acquisition Date

Income Statement	2021
Total revenues	Ps.	2,187
Income before income taxes		46
Net income	Ps.	46

The income statement information of these acquisitions for the period from the acquisition date through to December 31, 2019 is as follows:

Income Statement	2019
Total revenues	Ps.	8,594
Income before income taxes		37
Net loss	Ps.	1